Financial Assets that Were Measured and Recorded at Fair Value on a Non Recurring Basis (Detail) (JPY ¥) In Millions	12 Months Ended						12 Months Ended					3 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Level 3	Mar. 31, 2010 Level 3	Mar. 31, 2009 Level 3	Mar. 31, 2011 Non-marketable Equity Securities	Mar. 31, 2010 Non-marketable Equity Securities	Mar. 31, 2009 Non-marketable Equity Securities	Mar. 31, 2010 Level 1	Mar. 31, 2010 Level 2	Dec. 31, 2009 WILLCOM, Inc.	Mar. 31, 2010 WILLCOM, Inc.
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Investment in WILLCOM, Inc.
Property, plant and equipment	42	400		42	400
Non-marketable equity securities	0	11	57	0	11	57
Goodwill
Losses on impairment of securities (Notes 3 and 4)	(341)	(217)	(7,141)				(3)	(26)	(266)			(19,987)	(19,987)
Losses on impairment of property, plant and equipment	(712)	(597)	(2,730)
Impairment of goodwill		¥ (22)	¥ (3,457)